REVENUES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Revenue	$ 416	$ 322	$ 815	$ 706
Gas Transmission [Member]
Disclosure of operating segments [line items]
Revenue	272	216	530	478
Distribution [Member]
Disclosure of operating segments [line items]
Revenue	92	79	196	164
Connections [Member]
Disclosure of operating segments [line items]
Revenue	45	23	78	55
Service Line, Other [Member]
Disclosure of operating segments [line items]
Revenue	$ 7	$ 4	$ 11	$ 9